Premises, Equipment, Lease Commitments and Other Assets Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Premises, Equipment, Lease Commitments and Other Assets Textual [Abstract]
Depreciation and amortization expense for premises and equipment	$ 1,400,000,000	$ 1,500,000,000	$ 1,300,000,000
Net gains (losses) on disposition or premises and equipment	(17,000,000)	(115,000,000)	(22,000,000)
Operating leases for premises and equipment, Term (In years)	15
Operating leases for premises and equipment, Longest term (In years)	94
Operating lease rental expense, net of rental income	$ 1,200,000,000	$ 1,300,000,000	$ 1,400,000,000